De-Spac Transaction (Tables)	12 Months Ended
Dec. 31, 2023
De-Spac Transaction [Abstract]
Schedule of Reconciles the Elements of Fair Value	The following table reconciles the elements of the listing expense:
($ thousands)
Total fair value of consideration deemed to have been issued by Greenfire:
4,250,000 MBSC Class B common shares at US$9.37 per common share (US$39.8 million)	$53,454
755,707 MBSC Class A common shares at US$9.37 per common share (US$7.1 million)	$9,505

Less the following:
Fair value of identifiable net assets of MBSC
Marketable securities held in Trust Account	10,485
Prepaid expenses and deposits	8
Accounts payable and accrued liabilities	(16,262)
Warrant liability	(17,960)
Other liability	(5,369)
Deferred underwriting fee	(13,422)
Taxes payable	(1,063)
Fair value of identifiable net assets of MBSC	(43,583)
Total listing expense	$106,542